Note 18 Reconciliation Of Changes In Goodwill (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period		€ 910	€ 4,955	€ 6,180
Additional recognition, goodwill		0	0	0
Increase (decrease) through net exchange differences, goodwill		(88)	(208)	93
Impairment loss recognised in profit or loss, goodwill		(4)	(2,097)	(1,318)
Increase Decrease Through Companies In The Process Of Sale Goodwill		0	(1,740)
Increase (decrease) through transfers and other changes, intangible assets and goodwill		0	0	0
Goodwill at end of period		818	910	4,955
UNITED STATES
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period	[1]	0	3,846	5,066
Additional recognition, goodwill	[1]	0	0	0
Increase (decrease) through net exchange differences, goodwill	[1]	0	(22)	98
Impairment loss recognised in profit or loss, goodwill	[1]	0	(2,084)	(1,318)
Increase Decrease Through Companies In The Process Of Sale Goodwill	[1]	0	(1,740)
Increase (decrease) through transfers and other changes, intangible assets and goodwill	[1]	0	0	0
Goodwill at end of period	[1]	0	0	3,846
MEXICO
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period		478	550	519
Additional recognition, goodwill		0	0	0
Increase (decrease) through net exchange differences, goodwill		26	(72)	31
Impairment loss recognised in profit or loss, goodwill		0	0	0
Increase Decrease Through Companies In The Process Of Sale Goodwill		0	0
Increase (decrease) through transfers and other changes, intangible assets and goodwill		0	0	0
Goodwill at end of period		504	478	550
TURKEY
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period		254	346	382
Additional recognition, goodwill		0	0	0
Increase (decrease) through net exchange differences, goodwill		(102)	(92)	(36)
Impairment loss recognised in profit or loss, goodwill		0	0	0
Increase Decrease Through Companies In The Process Of Sale Goodwill		0	0
Increase (decrease) through transfers and other changes, intangible assets and goodwill		0	0	0
Goodwill at end of period		152	254	346
COLOMBIA
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period		143	164	161
Additional recognition, goodwill		0	0	0
Increase (decrease) through net exchange differences, goodwill		(9)	(21)	3
Impairment loss recognised in profit or loss, goodwill		0	0	0
Increase Decrease Through Companies In The Process Of Sale Goodwill		0	0
Increase (decrease) through transfers and other changes, intangible assets and goodwill		0	0	0
Goodwill at end of period		134	143	164
CHILE
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period		27	27	29
Additional recognition, goodwill		0	0	0
Increase (decrease) through net exchange differences, goodwill		(3)	0	(2)
Impairment loss recognised in profit or loss, goodwill		0	0	0
Increase Decrease Through Companies In The Process Of Sale Goodwill		0	0
Increase (decrease) through transfers and other changes, intangible assets and goodwill		0	0	0
Goodwill at end of period		24	27	27
Other Countries [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period		8	22	23
Additional recognition, goodwill		0	0	0
Increase (decrease) through net exchange differences, goodwill		0	(1)	(1)
Impairment loss recognised in profit or loss, goodwill		(4)	(13)	0
Increase Decrease Through Companies In The Process Of Sale Goodwill		0	0
Increase (decrease) through transfers and other changes, intangible assets and goodwill		0	0	0
Goodwill at end of period		€ 4	€ 8	€ 22

[1]	(*) Since the USA sale agreement, the United States is no longer considered a CGU (see Note 3).